FEDERAL FUNDS, SECURITIES BORROWED, LOANED AND SUBJECT TO REPURCHASE AGREEMENTS - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Securities purchased under agreements to resell
Gross amounts of recognized assets	$ 176,167	$ 180,318
Gross amounts offset on the Consolidated Balance Sheet	56,390	56,339
Net amounts of assets included on the Consolidated Balance Sheet	119,777	123,979
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	92,039	94,353
Net amounts	27,738	29,626
Deposits paid for securities borrowed
Gross amounts of recognized assets	99,873	118,591
Net amounts of assets included on the Consolidated Balance Sheet	99,873	118,591
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	16,619	15,139
Net amounts	83,254	103,452
Total
Total	276,040	298,909
Gross amounts offset on the Consolidated Balance Sheet	56,390	56,339
Net amounts of assets included on the Consolidated Balance Sheet	219,650	242,570
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	108,658	109,492
Net amounts	110,992	133,078
Securities sold under agreements to repurchase
Gross amounts of recognized liabilities	188,040	203,543
Gross amounts offset on the Consolidated Balance Sheet	56,390	56,339
Net amounts of liabilities included on the Consolidated Balance Sheet	131,650	147,204
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	60,641	72,928
Net amounts	71,009	74,276
Deposits received for securities loaned
Gross amounts of recognized liabilities	14,657	25,900
Net amounts of liabilities included on the Consolidated Balance Sheet	14,657	25,900
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	3,226	5,190
Net amounts	11,431	20,710
Total
Gross amounts of recognized liabilities	202,697	229,443
Gross amounts offset on the Consolidated Balance Sheet	56,390	56,339
Net amounts of liabilities included on the Consolidated Balance Sheet	146,307	173,104
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	63,867	78,118
Net amounts	$ 82,440	$ 94,986